Advance to Suppliers, Net - Schedule of Movement of Impairment Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Impairment Loss [Abstract]
Balance at the beginning of the year	$ 43,051	$ 42,523
Addition during the period	820	1,546	42,478
Reversal during the period	(693)	(897)
Effect of exchange rate differences	188	(121)	45
Balance at the end of the year	$ 43,366	$ 43,051	$ 42,523